Accrued Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Schedule of components of accrued expenses

Components of accrued expenses are as follows as of March 31:

	As of March 31,
	2025	2024
	USD	USD
Accruals for operating expenses:
– Staff costs	83,096	67,917
– Others	613,870	13,184
Total	696,966	81,101